Form N-CSR Cover	12 Months Ended
Oct. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds College Target Date Series
Entity Central Index Key	0001547011
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024